Investment Strategy - STABLECOIN CASH RESERVES PORTFOLIO	Sep. 08, 2026
Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Portfolio seeks to achieve its objective by investing, under normal circumstances, in:
∎	Cash;
∎	Treasury bills, Treasury notes, and Treasury bonds (“Treasury Obligations”) with a remaining maturity of 93 days or less; and
∎	Overnight repurchase agreements collateralized by Treasury Obligations.
Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees).
The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
Shares of the Portfolio are intended to serve as reserves backing outstanding payment stablecoins. The Portfolio does not invest in stablecoins.

Premier Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Portfolio seeks to achieve its objective by investing, under normal circumstances, in:
∎	Cash;
∎	Treasury bills, Treasury notes, and Treasury bonds (“Treasury Obligations”) with a remaining maturity of 93 days or less; and
∎	Overnight repurchase agreements collateralized by Treasury Obligations.
Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees).
The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
Shares of the Portfolio are intended to serve as reserves backing outstanding payment stablecoins. The Portfolio does not invest in stablecoins.